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QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of InvestmentsApril 30, 2023 (unaudited)

		Shares	Fair Value
49.39%	COMMON STOCKS

1.92%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A (a)	2,116	$227,131

7.96%	CONSUMER DISCRETIONARY
	Alibaba Group Holding Ltd. ADR (a)	1,560	132,116
	Amazon.Com, Inc. (a)	2,311	243,695
	Hilton Wordwide Holdings, Inc.	1,365	196,587
	Marriott International Class A	1,178	199,483
	Royal Caribbean Cruises (a)	2,624	171,688
			943,569

8.33%	ENERGY
	Cheniere Energy, Inc.	1,409	215,577
	Exxon Mobil Corp.	1,993	235,852
	Halliburton Co.	7,916	259,249
	Marathon Petroleum Corp.	2,267	276,574
			987,252

4.34%	FINANCIAL
	UBS Group AG	8,764	177,471
	Visa, Inc.	1,449	337,226
			514,697

9.75%	HEALTH CARE
	Bristol-Myers Squibb Co.	2,461	164,321
	Humana, Inc.	373	197,873
	Johnson & Johnson	1,955	320,034
	Merck & Company, Inc.	1,617	186,715
	United Health Group, Inc.	583	286,888
			1,155,831

7.22%	INDUSTRIALS
	Caterpillar, Inc.	691	151,191
	Delta Air Lines, Inc. (a)	4,752	163,041
	Fedex Corp.	780	177,668
	Northrop Grumman Corp.	370	170,670
	Siemens AG	2,350	193,076
			855,646

7.76%	INFORMATION TECHNOLOGY
	Apple, Inc.	1,565	265,549
	Applied Materials, Inc.	1,916	216,566

QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

		Shares	Fair Value
	Microchip Technology, Inc.	2,088	$152,403
	Microsoft Corp.	927	284,830
			919,348

2.11%	MATERIALS
	Teck Resources Ltd.	5,365	250,009

49.39%	TOTAL COMMON STOCKS		5,853,483

41.60%	EXCHANGE TRADED FUNDS
	Invesco QQQ Trust Series 1	2,041	658,345
	Invesco S&P 500 Pure Value ETF	10,939	831,692
	iShares Core MSCI EAFE ETF	5,393	370,877
	iShares Silver Trust (a)	12,575	289,225
	SPDR Bloomber1-3 Month T-Bill ETF	7,819	717,628
	SPDR Gold Shares ETF (a)	5,665	1,046,892
	SPDR S&P 500 ETF Trust	2,441	1,015,285
			4,929,944

41.60%	TOTAL EXCHANGE TRADED FUNDS		4,929,944

90.99%	TOTAL INVESTMENTS		10,783,427
9.01%	Other assets, net of liabilities		1,068,430
100.00%	NET ASSETS		$11,851,857

(a)Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$5,853,483	$—	$—	$5,853,483
Exchange Traded Funds	4,929,944			4,929,944
Total Investments	$10,783,427	$—	$—	$10,783,427

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended April 30, 2023.

At April 30, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,464,463 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$532,008
Gross unrealized depreciation	(213,044)
Net unrealized appreciation	$318,964